Note 17 - Leases - Year-end Balance Sheet and Weighted-average Information About Operating Lease (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Weighted-average remaining lease term (in years) (Year)	15 years	15 years 3 months 18 days
Weighted-average discount rate	4.10%	4.20%
Spire Missouri [Member]
Weighted-average remaining lease term (in years) (Year)	5 years 1 month 6 days	4 years 6 months
Weighted-average discount rate	2.20%	2.50%
Spire Alabama Inc [Member]
Weighted-average remaining lease term (in years) (Year)	14 years 3 months 18 days	2 years 3 months 18 days
Weighted-average discount rate	3.70%	2.20%
Deferred Charges and Other Assets, Other [Member]
Right-of-use assets	$ 73.7	$ 60.4
Deferred Charges and Other Assets, Other [Member] | Spire Missouri [Member]
Right-of-use assets	1.7	1.4
Deferred Charges and Other Assets, Other [Member] | Spire Alabama Inc [Member]
Right-of-use assets	20.2	4.8
Other Current Liabilities [Member]
Lease liabilities, current	6.5	6.5
Other Current Liabilities [Member] | Spire Missouri [Member]
Lease liabilities, current	0.4	0.3
Other Current Liabilities [Member] | Spire Alabama Inc [Member]
Lease liabilities, current	1.9	1.9
Deferred Credits and Other Liabilities, Other [Member]
Lease liabilities, noncurrent	73.7	53.7
Deferred Credits and Other Liabilities, Other [Member] | Spire Missouri [Member]
Lease liabilities, noncurrent	1.5	1.0
Deferred Credits and Other Liabilities, Other [Member] | Spire Alabama Inc [Member]
Lease liabilities, noncurrent	$ 24.6	$ 2.7